OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
a.	Other intangible assets, net:

	December 31,
	2015	2014
Cost:
Patents	$639	$639
Developed technology	4,890	4,890
Customer related intangible	17,447	17,510
Others	677	751
Brand name	4,424	4,424

	28,077	28,214
Accumulated amortization:
Patents	639	639
Developed technology (see note 2h)	4,890	4,890
Customer related intangible	16,863	16,253
Others	632	436
Brand name	4,237	4,046

	27,261	26,264

Amortized cost	$816	$1,950

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
c.	Estimated amortization expenses for the years ending:

December 31,

2016	$442
2017	190
2018	143
2019	41

$816